Summary of Significant Accounting Policies (Policies) - EBP 010	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting

Basis of Accounting – The financial statements of the Plan are prepared on the accrual basis of accounting and are presented in accordance with accounting principles generally accepted in the United States (GAAP).

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition - The fair value of the Plan’s interest in the Master Trust is based on the beginning of the year value of the Plan’s interest in the trust, plus actual contributions and allocated investment income, less actual distributions and allocated administrative expense (see Note 3).

Investments held by the Master Trust are stated at fair value, except for the synthetic guaranteed investment contracts (“synthetic GICs”) which are held through the Master Trust’s investment in the Interest Income Fund and valued at contract value. Since synthetic GICs are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the synthetic GICs. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for further discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants - Notes receivable from participants are recorded at their unpaid principal balances plus any accrued interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when incurred. Participant notes receivable are written off when deemed uncollectible.

Investment Contracts

Investment Contracts - A synthetic GIC is a wrap contract paired with underlying investments, usually a portfolio of high-quality, short to intermediate-term fixed-income securities and a short-term interest fund.

A synthetic GIC credits a stated interest rate. Investment gains and losses are amortized over the expected duration of the covered investments through the calculation of the interest rate on a prospective basis. Synthetic GICs provide for a variable crediting rate, which resets on a periodic basis. The crediting rate set by the wrap contracts resets quarterly. The quarterly crediting rate does not include the short-term investments (e.g., short-term interest fund) used for benefit- responsive events. While the issuer of the wrap contract provides assurance that future adjustments to the crediting rate cannot result in a crediting rate less than zero, the actual quarterly interest rate is impacted by the current yield of the short-term investments.

The crediting rate is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation.

The crediting rate is most impacted by the change in the annual effective yield to maturity of the underlying securities, but is also affected by the differential between the contract value and the market value of the covered investments. This difference is amortized over the duration of the covered investments. Depending on the change in duration from reset period to reset period, the magnitude of the impact to the crediting rate of the contract to market difference is heightened or lessened. The crediting rate can be adjusted periodically, but in no event is the crediting rate less than zero percent.

Certain events limit the ability of the Master Trust to transact at contract value with the insurance company and the financial institution issuer. Such events include the following: (i) material amendments to the Plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the plan sponsor or other plan sponsor events (e.g., divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plan; (iv) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (v) any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Interest Income Fund or the Plan; or (vi) the delivery of any communication to Plan participants designed to influence a participant not to invest in the Interest Income Fund. The plan administrator does not believe that the occurrence of any such event, which would limit the Master Trust’s ability to transact at contract value, is probable.

The synthetic investment contracts generally impose conditions on both the Master Trust and the issuer. If an event of default occurs and is not cured, the non-defaulting party may terminate the contract. The following may cause the Master Trust to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the Plan agreement. The issuer may be in default if it breaches a material obligation under the investment contract; makes a material misrepresentation; has a decline in its long-term credit rating below a threshold set forth in the contract; is acquired or reorganized and the successor issuer does not satisfy the investment or credit guidelines applicable to issuers. If, in the event of default of an issuer, the Master Trust were unable to obtain a replacement investment contract, withdrawing plans may experience losses if the value of the Master Trust’s assets no longer covered by the contract is below contract value. The Master Trust may seek to add additional issuers over time to diversify the Master Trust’s exposure to such risk, but there is no assurance the Master Trust may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Master Trust unable to achieve its objective of maintaining a stable contract value. The terms of an investment contract generally provide for settlement of payments only upon termination of the contract or total liquidation of the covered investments. Generally, payments will be made pro-rata, based on the percentage of investments covered by each issuer. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default.

If the contract terminates due to issuer default (other than a default occurring because of a decline in its rating), the issuer will generally be required to pay to the Master Trust the excess, if any, of contract value over market value on the date of termination. If a synthetic GIC terminates due to a decline in the ratings of the issuer, the issuer may be required to pay to the Master Trust the cost of acquiring a replacement contract (i.e., replacement cost) within the meaning of the contract. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Master Trust to the extent necessary for the Master Trust to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice.

Contributions

Contributions - Contributions to the Plan from participants and, when applicable, from the Company and participating subsidiaries (as defined in the Plan) are recorded in the period that payroll deductions are made from Plan participants.

Payment of Benefits	Payment of Benefits - Benefits are recorded when paid.
Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties - Investment securities are exposed to various risks, such as interest rate, market, and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the financial statements.

New Accounting Pronouncements	New Accounting Pronouncements - There have been no new accounting pronouncements reflected in the 2025 financial statements.
Subsequent Events

Subsequent Events - The Plan has evaluated subsequent events through June 5, 2026, the date the financial statement were available to be issued, and there were no subsequent events requiring adjustments to or disclosure in the financial statements.